Offerings - Offering: 1	Feb. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	115,032
Proposed Maximum Offering Price per Unit	3.04
Maximum Aggregate Offering Price	$ 349,697.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 48.30
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional shares of common stock of CNS Pharmaceuticals, Inc. (the “Registrant”) that may be granted under the CNS Pharmaceuticals, Inc. 2020 Equity Plan, as amended and restated (the “2020 Plan”) to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents 115,032 shares of Registrant’s common stock that were added to the shares reserved for issuance under the 2020 Plan.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h)) of the Securities Act of 1933, as amended, and based on $3.04 per share, the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Capital Market on February 24, 2026.

The Registrant does not have any fee offsets.